Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Opportunities Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

FMR expects that Mr. Reddy will assume the role of lead portfolio manager on or about January 1, 2015 and will become sole portfolio manager on or about March 31, 2015.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VGO-14-01  March 31, 2014
1.797994.112

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Opportunities Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

FMR expects that Mr. Reddy will assume the role of lead portfolio manager on or about January 1, 2015 and will become sole portfolio manager on or about March 31, 2015.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPGRO-INV-14-01  March 31, 2014
1.918658.103